Consolidated Statements of Income R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares shares
Profit (loss) [abstract]
Net Revenue	R$ 3,248,442	R$ 2,589,960	R$ 1,684,896
Cost of services rendered	(2,769,665)	(2,090,482)	(1,337,749)
Gross profit	478,777	499,478	347,147
Operating (expenses)/revenues
Selling, general and administrative	(32,291)	(28,385)	(26,553)
Equity in earnings of investments			3,628
Other income, net expenses	39,283	(110,710)	12,537
Operating Revenues (expenses)	6,992	(139,095)	(10,388)
Operating profit	485,769	360,383	336,759
Net finance costs
Finance expenses	(592,899)	(294,827)	(113,541)
Finance income	233,911	43,485	9,567
Finance income (cost)	(358,988)	(251,342)	(103,974)
Net income before income and social contribution taxes	126,781	109,041	232,785
Current income tax and social contribution	(63,725)	(78,999)	(35,806)
Deferred income tax and social contribution	(4,297)	(12,866)	(9,104)
Profit for the year	58,759	17,176	187,875
Attributable to
Controlling interest	(20,556)	(62,477)	161,493
Non-controlling interests	R$ 79,315	R$ 79,653	R$ 26,382
Number weighted average of shares at years end (in Shares) | shares	55,429,851	89,844,949	261,920,439
Earnings per share (basic) at the end of the year - in R$ (in Dollars per share) | (per share)	R$ 1.06006	R$ 0.19117	R$ 0.7173
Earnings per share (diluted) at the end of the year - in R$ (in Dollars per share) | (per share)	R$ 0.82054	R$ 0.16623	R$ 0.7173